Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net cash provided by operating activities	$ 203,814	$ 88,099
Investing activities
Change in restricted cash	(5,137)	21,100
Additions to newbuildings, vessels and equipment	(337,952)	(468,624)
Refund of newbuilding installments and interest	0	32,334
Finance lease payments received	4,579	0
Proceeds from sale of vessels and equipment	0	225,802
Cash Provided by (Used in) Investing Activities, Discontinued Operations	0	(305,154)
Net cash used in investing activities	(338,510)	(494,542)
Financing activities
Proceeds from issuance of long term debt	192,363	159,600
Repayment of long-term debt	(29,612)	(23,885)
Repayment of capital leases	(40,997)	0
Payments of Financing Costs	(4,204)	0
Dividends paid	(117,744)	(14)
Payment of fractional shares	(17)	0
Cash Provided by (Used in) Financing Activities, Discontinued Operations	0	141,775
Net cash (used in) provided by financing activities	(211)	277,476
Net change in cash and cash equivalents	(134,907)	(128,967)
Cash and cash equivalents at start of period	264,524	235,801
Cash and cash equivalents at end of period	129,617	167,978
Cash and cash equivalents held for distribution	$ 0	$ 61,144